Property and Equipment (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 669,780	$ 593,977	$ 2,394,279	$ 1,824,600
Accumulated depreciation related to leased equipment			732,002	407,210
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Laboratory equipment under capital leases	3,692,913		3,630,683	$ 3,530,301
Accumulated depreciation related to leased equipment	$ 813,200		$ 732,002
Laboratory Equipment | Minimum
Property, Plant and Equipment [Line Items]
Term of capital leases	22 months		22 months
Capital leases interest rate	5.00%		5.00%
Laboratory Equipment | Maximum
Property, Plant and Equipment [Line Items]
Term of capital leases	36 months		36 months
Capital leases interest rate	19.40%		19.40%